Income Taxes - Income Taxes Refundable and Payable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income taxes refundable	$ 152.3	$ 147.0
Income taxes payable	(80.1)	(95.6)
Net income taxes refundable	$ 72.2	$ 51.4	$ 167.3